Fair value of financial instruments - Disclosure of significant unobservable inputs (Details) - Level 3	Dec. 31, 2025	Dec. 31, 2024
Bottom of range | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0030	0.0035
Bottom of range | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0194	0.0194
Bottom of range | Loans | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0780	0.0230
Bottom of range | Loans | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.02
Bottom of range | Loans | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Bottom of range | Asset backed securities | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		(0.0137)
Bottom of range | Asset backed securities | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Bottom of range | Asset backed securities | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.15
Bottom of range | Private equity investments | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0297	0.0210
Bottom of range | Private equity investments | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.08
Bottom of range | Private equity investments | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	6	2
Bottom of range | Private equity investments | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	3
Bottom of range | Corporate debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Bottom of range | Government and Government sponsored debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Bottom of range | Issued debt | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0080	0.0050
Bottom of range | Issued debt | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0037	0.0019
Bottom of range | Issued debt | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01
Bottom of range | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0100	0.0014
Bottom of range | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.03
Bottom of range | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0008	0.0014
Bottom of range | Interest rate derivatives | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Bottom of range | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0029	0.0019
Bottom of range | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.36)	(0.36)
Bottom of range | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.35	0.33
Bottom of range | Interest rate derivatives | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Bottom of range | Interest rate derivatives | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Bottom of range | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0190)	(0.0215)
Bottom of range | Equity derivatives | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	0.01
Bottom of range | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.15	0.40
Top of range | Loans | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0942	0.0908
Top of range | Loans | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0420	0.1011
Top of range | Loans | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1170	0.0345
Top of range | Loans | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.18
Top of range | Loans | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	186	240
Top of range | Asset backed securities | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		(0.0025)
Top of range | Asset backed securities | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	530	125
Top of range | Asset backed securities | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.32
Top of range | Private equity investments | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0522	0.0430
Top of range | Private equity investments | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Top of range | Private equity investments | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	17	7
Top of range | Private equity investments | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	11	17
Top of range | Corporate debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	239	2,322
Top of range | Government and Government sponsored debt | Comparable pricing | Comparable price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	231	123
Top of range | Issued debt | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0120	0.0198
Top of range | Issued debt | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0178	0.0211
Top of range | Issued debt | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.95	1.11
Top of range | Reverse repurchase and repurchase agreements | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0148	0.0186
Top of range | Interest rate derivatives | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities		0.03
Top of range | Interest rate derivatives | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.2070	0.1972
Top of range | Interest rate derivatives | Discounted cash flows | Yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.12
Top of range | Interest rate derivatives | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0152	0.0175
Top of range | Interest rate derivatives | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.30	0.30
Top of range | Interest rate derivatives | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.98	0.98
Top of range | Interest rate derivatives | Option model | IR - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Top of range | Interest rate derivatives | Option model | Inflation - Inflation correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	0.05
Top of range | Equity derivatives | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0350	0.0351
Top of range | Equity derivatives | Option model | Equity volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.88	1.33
Top of range | Equity derivatives | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1